Consolidated cash flow statement of Aegon Ltd. (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement 1 [Line Items]
Interest received	€ 5,016	€ 5,250
Dividends received	2,254	1,856
Interest paid	516	247
Dividend received from joint ventures and associates	€ 310	€ 137